Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	113,588,360.99	12,893
Yield Supplement Overcollateralization Amount 12/31/22	2,365,879.17	0
Receivables Balance 12/31/22	115,954,240.16	12,893
Principal Payments	7,760,381.66	263
Defaulted Receivables	97,079.53	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/23	2,107,698.16	0
Pool Balance at 01/31/23	105,989,080.81	12,623

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.73%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	1,799,298.15	139
Past Due 61-90 days	456,813.86	35
Past Due 91-120 days	68,638.74	4
Past Due 121+ days	0.00	0
Total	2,324,750.75	178

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	84,476.70
Aggregate Net Losses/(Gains) - January 2023	12,602.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	-0.31%
Second Prior Net Losses/(Gains) Ratio	-0.27%
Third Prior Net Losses/(Gains) Ratio	0.43%
Four Month Average	-0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.86%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	105,989,080.81
Weighted Average Contract Rate	4.16%
Weighted Average Contract Rate, Yield Adjusted	6.54%
Weighted Average Remaining Term	21.17

Flow of Funds	$ Amount
Collections	8,262,910.16
Investment Earnings on Cash Accounts	10,191.00
Reserve Fund Balance	2,595,670.49
Servicing Fee	(96,628.53)
Aggregate Purchase Amount	108,193,858.50
Transfer to Collection Account	-
Available Funds	118,966,001.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	165,500.00
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	108,397,020.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	10,270,849.28

Total Distributions of Available Funds	118,966,001.62

Servicing Fee	96,628.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 01/17/23	108,397,020.01
Principal Paid	108,397,020.01
Note Balance @ 02/15/23	0.00

Class A-1
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-2
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-3
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-4
Note Balance @ 01/17/23	61,677,020.01
Principal Paid	61,677,020.01
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class B
Note Balance @ 01/17/23	31,150,000.00
Principal Paid	31,150,000.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class C
Note Balance @ 01/17/23	15,570,000.00
Principal Paid	15,570,000.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	298,132.33
Total Principal Paid	108,397,020.01
Total Paid	108,695,152.34

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	3.22000%
Interest Paid	165,500.00
Principal Paid	61,677,020.01
Total Paid to A-4 Holders	61,842,520.01

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	31,150,000.00
Total Paid to B Holders	31,236,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	15,570,000.00
Total Paid to C Holders	15,615,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2878642
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	104.6636670
Total Distribution Amount	104.9515312

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.9951778
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	743.5445450
Total A-4 Distribution Amount	745.5397228

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,002.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1,000.0000000
Total C Distribution Amount	1,002.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	2,595,670.49
Investment Earnings	9,268.01
Investment Earnings Paid	(9,268.01)
Deposit/(Withdrawal)	(2,595,670.49)
Balance as of 02/15/23	0.00
Change	(2,595,670.49)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$403,998.31	$621,745.64	$712,651.62
Number of Extensions	35	51	53
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.50%	0.54%